Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 23,503
Ending balance		23,664	$ 23,503
Carrying amount		23,664	23,503
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		51,547	54,522
Effect of movements in foreign exchange		3,669	(4,424)
Acquisitions		2,744	2,989
Acquisitions through business combinations			16
Disposals through sale and derecognition		(2,644)	(2,271)
Disposals through the sale of subsidiaries		(27)	(9)
Transfer (to)/from other asset categories and other movements	[1]	1,698	724
Ending balance		56,987	51,547
Carrying amount		56,987	51,547
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(30,252)	(30,430)
Effect of movements in foreign exchange		(2,082)	2,367
Depreciation		(3,329)	(3,518)
Disposals through sale and derecognition		2,572	2,121
Disposals through the sale of subsidiaries		18	5
Impairment losses		(456)	(247)
Transfer (to)/from other asset categories and other movements	[1]	(2,090)	(550)
Ending balance		(35,619)	(30,252)
Carrying amount		(35,619)	(30,252)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,307
Ending balance		7,486	7,307
Carrying amount		7,486	7,307
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,325
Effect of movements in foreign exchange		808
Acquisitions		32
Disposals through sale and derecognition		(258)
Disposals through the sale of subsidiaries		(9)
Transfer (to)/from other asset categories and other movements	[1]	331
Ending balance		13,229	12,325
Carrying amount		13,229	12,325
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,018)
Effect of movements in foreign exchange		(317)
Depreciation		(385)
Disposals through sale and derecognition		243
Disposals through the sale of subsidiaries		4
Impairment losses		(66)
Transfer (to)/from other asset categories and other movements	[1]	(204)
Ending balance		(5,743)	(5,018)
Carrying amount		(5,743)	(5,018)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,821
Ending balance		12,871	12,821
Carrying amount		12,871	12,821
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		38,056
Effect of movements in foreign exchange		2,764
Acquisitions		878
Disposals through sale and derecognition		(2,385)
Disposals through the sale of subsidiaries		(18)
Transfer (to)/from other asset categories and other movements	[1]	3,452
Ending balance		42,747	38,056
Carrying amount		42,747	38,056
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(25,235)
Effect of movements in foreign exchange		(1,765)
Depreciation		(2,944)
Disposals through sale and derecognition		2,329
Disposals through the sale of subsidiaries		15
Impairment losses		(390)
Transfer (to)/from other asset categories and other movements	[1]	(1,886)
Ending balance		(29,876)	(25,235)
Carrying amount		(29,876)	(25,235)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,166
Ending balance		1,011	1,166
Carrying amount		1,011	1,166
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,166
Effect of movements in foreign exchange		97
Acquisitions		1,833
Disposals through sale and derecognition		(1)
Transfer (to)/from other asset categories and other movements	[1]	(2,085)
Ending balance		1,011	1,166
Carrying amount		1,011	1,166
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,295
Ending balance		21,368	21,295
Carrying amount		$ 21,368	$ 21,295

[1]	The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.